Condensed Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Total revenue	$ 1,242.0	$ 983.0	$ 3,430.0	$ 2,766.0
Cost of sales	(30.0)	(28.0)	(89.0)	(93.0)
Gross profit (loss)	1,212.0	955.0	3,341.0	2,673.0
Research and development	(737.0)	(533.0)	(2,078.0)	(1,525.0)
Selling, general and administrative	(284.0)	(247.0)	(795.0)	(727.0)
Disposal, restructuring and other operating expenses, net	(6.0)	0.0	(6.0)	0.0
Total operating expense	(1,027.0)	(780.0)	(2,879.0)	(2,252.0)
Operating income (loss)	185.0	175.0	462.0	421.0
Income (loss) from equity investments, net	6.0	39.0	(6.0)	53.0
Interest income, net	29.0	28.0	83.0	89.0
Other non-operating income (loss), net	8.0	26.0	137.0	13.0
Income (loss) before income taxes	228.0	268.0	676.0	576.0
Income tax benefit (expense)	(5.0)	(16.0)	(85.0)	6.0
Net income (loss)	$ 223.0	$ 252.0	$ 591.0	$ 582.0
Net income (loss) per share attributable to ordinary shareholders
Basic (in dollars per share)	$ 0.21	$ 0.24	$ 0.56	$ 0.56
Diluted (in dollars per share)	$ 0.21	$ 0.24	$ 0.55	$ 0.55
Weighted average ordinary shares outstanding
Basic (in shares)	1,062	1,052	1,060	1,049
Diluted (in shares)	1,069	1,064	1,068	1,062
External Customers
Total revenue	$ 904.0	$ 698.0	$ 2,342.0	$ 2,165.0
Related Party
Total revenue	$ 338.0	$ 285.0	$ 1,088.0	$ 601.0